111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

October 27, 2020

Elena Stojic

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 2040 (the “Fund”)

(File No. 333-239868) (CIK# 1806454)

Ms. Stojic:

Transmitted herewith on behalf of Advisors Asset Management, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on July 15, 2020 and was amended on August 24, 2020.

In a telephone conversation between Elena Stojic and Kate Poorbaugh on August 14, 2020, we received comments from the staff of the Commission requesting that we make certain changes to the Registration Statement. We amended the Registration Statement in response to those comments on August 24, 2020. In a telephone conversation between Elena Stojic and Matthew Wirig on August 25, 2020, we were notified that the staff of the Commission had no additional comments to the prospectus. In a subsequent telephone conversation between Elena Stojic and Matthew Wirig on October 21, 2020, the staff of the Commission requested that the Sponsor add the undertakings of Section 15(d) of the Securities Exchange Act of 1934 and Rule 484(b)(3) under the Securities Act of 1933. The Registration Statement has been amended to include these undertakings, and the Sponsor will include such undertakings in Registration Statements filed on its behalf moving forward.

In addition to this amendment and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the securities deposited in the Trust and the dates of record, distribution and evaluation, together with a list of the deposited securities which will comprise the portfolio of the Trust, the Statement of Financial Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

The Trust Agreement was entered into today and Securities (as defined in the Trust Agreement) have been deposited with the trustee. In connection therewith, the trustee has provided in the name of Advisors Asset Management, Inc., documentation for units of fractional undivided interest in the Trust, which documentation is being retained by the trustee for delivery after the effectiveness of the Registration Statement.

We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,
/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP

SRA/lew